Note 39 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the twelve months ended December 31, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	179,369	–	3,649	–	–	–	183,018
Inter-segmental revenue	–	19,296	–	–	(19,296)	–	–
Royalty	(9,081)	–	(182)	–	–	–	(9,263)
Production costs	(77,245)	(17,579)	(3,386)	–	17,493	(27)	(80,744)
Depreciation	(16,906)	(152)	–	–	1,081	(44)	(16,021)
Other income	232	1	656	–	(29)	230	1,090
Other expenses*	(6,750)	–	(190)	–	–	–	(6,940)
Administrative expenses	(1,602)	(3,374)	(109)	(10)	35	(10,598)	(15,658)
Management fee	(2,924)	2,924	–	–	–	–	–
Cash-settled share-based expense	–	–	–	–	–	(201)	(201)
Equity-settled share-based expense	–	–	–	–	–	(1,054)	(1,054)
Net foreign exchange (loss) gain	(9,739)	(168)	24	–	(23)	184	(9,722)
Net derivative financial instrument expense	–	–	–	–	–	(831)	(831)
Finance income	–	606	–	–	(2,224)	1,644	26
Finance cost	(3,488)	(8)	(411)	(127)	2,221	(1,344)	(3,157)
Profit (loss) before tax	51,866	1,546	51	(137)	(742)	(12,041)	40,543
Tax expense	(16,418)	(517)	–	–	(78)	(476)	(17,489)
Profit (loss) after tax	35,448	1,029	51	(137)	(820)	(12,517)	23,054
As at December 31, 2024	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	59,222	2,592	–	596	(1,696)	604	61,318
Non-current (excluding intercompany)	198,400	1,084	–	97,308	(5,644)	(4,102)	287,046
Assets held for sale (note 24)	13,512	–	–	–	–	–	13,512
Additions on property, plant and equipment (note 18)	28,570	441	–	–	(1,432)	2	27,581
Additions on evaluation and exploration assets (note 17)	–	–	–	4,889	–	–	4,889
Intercompany balances	53,342	20,101	671	–	(209,380)	135,266	–
Segment liabilities:
Current (excluding intercompany)	(36,507)	(4,032)	–	(1,988)	–	(2,868)	(45,395)
Non-current (excluding intercompany)	(63,731)	(199)	–	(4,089)	(75)	(411)	(68,505)
Intercompany balances	(16,727)	(38,179)	–	(77,091)	209,380	(77,383)	–
For the twelve months ended December 31, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	140,615	–	5,699	–	–	–	146,314
Inter-segmental revenue	–	17,623	–	–	(17,623)	–	–
Royalty	(7,318)	–	(319)	–	–	–	(7,637)
Production costs	(68,923)	(16,788)	(13,095)	–	16,097	–	(82,709)
Depreciation	(15,385)	(139)	–	–	1,079	(41)	(14,486)
Other income	236	10	1	–	(1,750)	1,766	263
Other expenses*	(4,353)	–	(14)	–	–	–	(4,367)
Administrative expenses	(912)	(4,301)	(2,101)	(8)	17	(10,124)	(17,429)
Management fee	(3,468)	3,471	–	–	(3)	–	–
Cash-settled share-based expense	–	–	–	–	660	(1,123)	(463)
Equity-settled share-based expense	–	–	–	–	–	(640)	(640)
Net foreign exchange (loss) gain	#(7,451)	(144)	97	–	(71)	797	#(6,772)
Net derivative financial instrument expense	–	–	–	–	–	(1,119)	(1,119)
Finance income	–	39	–	–	–	–	39
Finance cost	(3,323)	448	(189)	(22)	(2)	64	(3,024)
Profit (loss) before tax	#29,718	219	(9,921)	(30)	(1,596)	(10,420)	#7,970
Tax expense	(12,256)	(235)	–	–	(19)	(300)	(12,810)
Profit (loss) after tax	#17,462	(16)	(9,921)	(30)	(1,615)	(10,720)	#(4,840)
As at December 31, 2023	Zimbabwe	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	51,236	2,363	–	401	(1,757)	1,986	54,229
Non-current (excluding intercompany)	188,426	697	–	92,664	(5,294)	(2,419)	274,074
Assets held for sale	13,519	–	–	–	–	–	13,519
Additions on property, plant and equipment (note 18)	43,496	120	–	–	(2,570)	(11,440)	29,606
Additions on evaluation and exploration assets (note 17)	–	–	–	76,693	–	–	76,693
Intercompany balances	44,452	16,844	(214)	–	(145,523)	84,441	–
			–
Segment liabilities:
Current (excluding intercompany)	(31,747)	(4,421)	–	(1,755)	–	(2,210)	(40,133)
Non-current (excluding intercompany)	*(57,626)	–	–	(5,932)	4	(416)	*(63,970)
Intercompany balances	(24,412)	(34,193)	–	(5,691)	145,523	(81,227)	–
For the twelve months ended December 31, 2022	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
(Unaudited)
Revenue	142,082	–	–	–	142,082
Inter-segmental revenue	–	19,885	(19,885)	–	–
Royalty	(7,124)	–	–	–	(7,124)
Production costs	(62,701)	(18,883)	18,586	–	(62,998)
Depreciation	(10,735)	(153)	789	(42)	(10,141)
Other income	48	12	–	–	60
Other expenses*	(11,289)	(66)	–	(427)	(11,782)
Administrative expenses	(172)	(3,047)	–	(8,722)	(11,941)
Management fee	(3,454)	3,454	–	–	–
Cash-settled share-based expense	–	–	853	(1,462)	(609)
Equity-settled share-based expense	–	–	–	(484)	(484)
Net foreign exchange gain (loss)	#(5,673)	(119)	(291)	406	#(5,677)
Net derivative financial instrument expense	–	–	–	(1,198)	(1,198)
Finance income	–	17	–	–	17
Finance cost	(861)	(25)	–	229	(657)
Profit (loss) before tax	#40,121	1,075	52	(11,700)	#29,548
Tax expense	#(13,374)	(252)	117	(850)	#(14,359)
Profit (loss) after tax	#26,747	823	169	(12,550)	#15,189
As at December 31, 2022 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	33,130	1,448	–	(83)	3,932	38,427
Non-current (excluding intercompany)	176,356	822	5,626	(5,446)	19,406	196,764
Additions on property, plant and equipment	38,763	(881)	872	(1,355)	10,821	48,220
Additions on evaluation and exploration assets	7,964	–	1,430	–	4	9,398
Intercompany balances	33,468	12,202	–	(107,227)	61,557	–

Segment liabilities:
Current (excluding intercompany)	(17,451)	(1,901)	–	–	(13,089)	(32,441)
Non-current (excluding intercompany)	*(43,967)	(101)	–	116	(1,109)	*(45,061)
Intercompany balances	(12,725)	(34,753)	–	107,227	(59,749)	–
For the twelve months ended December 31, 2021	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
(Unaudited)
Revenue	121,329	–	–	–	121,329
Inter-segmental revenue	–	21,662	(21,662)	–	–
Royalty	(6,083)	–	–	–	(6,083)
Production costs	(53,117)	(19,902)	19,893	–	(53,126)
Depreciation	(8,348)	(120)	466	(44)	(8,046)
Other income	47	(1)	–	–	46
Other expenses*	(3,241)	–	–	(3,895)	(7,136)
Administrative expenses	(128)	(2,867)	(2)	(6,094)	(9,091)
Management fee	(2,908)	2,908	–	–	–
Cash-settled share-based expense	–	29	691	(1,197)	(477)
Net foreign exchange (loss) gain	#(1,033)	(295)	(92)	389	#(1,031)
Net derivative financial instrument expense	–	(105)	–	(135)	(240)
Finance income	–	14	–	–	14
Finance cost	(1,614)	(16)	–	1,255	(375)
Profit (loss) before tax	#44,904	1,307	(706)	(9,721)	#35,784
Tax expense	#(13,303)	(652)	151	–	#(13,804)
Profit (loss) after tax	#31,601	655	(555)	(9,721)	#21,980
As at December 31, 2021 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	34,440	2,457	–	(162)	16,198	52,933
Non-current (excluding intercompany)	151,427	2,315	8,648	(4,880)	434	157,944
Additions on property, plant and equipment	30,575	1,713	–	(1,019)	–	31,269
Additions on evaluation and exploration assets	–	–	5,717	–	–	5,717
Intercompany balances	34,512	9,131	–	(91,697)	48,054	–

Segment liabilities:
Current (excluding intercompany)	(10,042)	(1,606)	–	–	(6,040)	(17,688)
Non-current (excluding intercompany)	*(39,628)	(313)	–	322	(1,107)	*(40,726)
Intercompany balances	(12,414)	(35,467)	–	91,697	(43,816)	–
For the twelve months ended December 31, 2020 (Unaudited)	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	100,002	–	–	–	100,002
Inter-segmental revenue	–	23,214	(23,214)	–	–
Royalty	(5,007)	–	–	–	(5,007)
Production costs	(44,032)	(20,318)	20,639	–	(43,711)
Depreciation	(4,920)	(91)	424	(41)	(4,628)
Other income	4,751	14	–	–	4,765
Other expenses*	(5,180)	(114)	–	(21)	(5,315)
Administrative expenses	(156)	(2,237)	10	(5,614)	(7,997)
Management fee	(2,492)	2,492	–	–	–
Cash-settled share-based expense	–	(114)	634	(1,933)	(1,413)
Net foreign exchange (loss) gain	#(237)	132	(272)	(173)	#(550)
Net derivative financial instrument expense	–	(164)	–	(102)	(266)
Finance income	–	53	–	9	62
Finance cost	(352)	(6)	–	(9)	(367)
Profit (loss) before tax	#42,377	2,861	(1,779)	(7,884)	#35,575
Tax expense	#(11,804)	(854)	380	(253)	#(12,531)
Profit (loss) after tax	#30,573	2,007	(1,399)	(8,137)	#23,044
As at December 31, 2020 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	27,070	5,320	–	(194)	12,390	44,586
Non-current (excluding intercompany)	127,100	716	6,768	(4,237)	2,987	133,334
Assets held for sale	–	–	500	–	–	500
Additions on property, plant and equipment	26,391	151	–	(1,887)	123	24,778
Additions on evaluation and exploration assets	–	–	3,059	–	–	3,059
Intercompany balances	17,482	6,752	–	(69,144)	44,910	–

Segment liabilities:
Current (excluding intercompany)	(6,831)	(1,797)	–	–	(1,336)	(9,964)
Non-current (excluding intercompany)	*(34,996)	–	–	264	(2,112)	(36,844)
Intercompany balances	–	(34,020)	–	69,144	(35,124)	–
For the twelve months ended December 31, 2019	Blanket	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
(Unaudited)
Revenue	75,826	–	–	–	75,826
Inter-segmental revenue	–	15,973	(15,194)	(779)	-
Royalty	(3,854)	–	–	–	(3,854)
Production costs	(36,278)	(13,740)	13,618	–	(36,400)
Depreciation	(4,645)	(90)	350	(49)	(4,434)
Other income	2,016	258	–	–	2,274
Other expenses*	(498)	(168)	–	–	(666)
Administrative expenses	(126)	(1,736)	–	(3,775)	(5,637)
Management fee	(2,798)	2,798	–	–	-
Cash-settled share-based expense	(234)	(166)	–	(289)	(689)
Net foreign exchange gain	#5,553	9	–	18	#5,580
Profit with sale of subsidiary	–	–	–	5,409	5,409
Net derivative financial instrument expense	–	–	–	(601)	(601)
Finance income	–	99	–	47	146
Finance cost	(299)	(42)	–	(3)	(344)
Loss) before tax	# 34,663	3,195	(1,226)	(22)	#36,610
Tax expense	#(10,166)	(825)	192	(128)	#(10,927)
Profit (loss) after tax	#24,497	2,370	(1,034)	(150)	#25,683
As at January 1, 2020 (Unaudited)	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	21,608	3,383	–	(139)	4,987	29,839
Non-current (excluding intercompany)	108,472	315	7,139	(2,456)	244	113,714
Additions on property, plant and equipment	21,293	47	–	(1,165)	248	20,423
Additions on evaluation and exploration assets	–	–	172	–	–	172
Intercompany balances	–	8,869		(52,783)	43,914	–

Segment liabilities:
Current (excluding intercompany)	(7,177)	(1,546)	–	–	(1,156)	(9,879)
Non-current (excluding intercompany)	*(33,803)	(17)	–	140	5	*(33,675)
Intercompany balances	(2,441)	(32,558)	–	52,783	(17,784)	–